GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Balance as of January 1	$ 164,092	$ 27,520
Impairment on goodwill	(87,043)	0	$ 0
Revaluation (foreign currency exchange)	(256)
Balance as of December 31	203,693	164,092	$ 27,520
Perion [Member]
Goodwill [Line Items]
Acquisitions		118,880
Grow Mobile, Inc [Member]
Goodwill [Line Items]
Acquisitions		$ 17,692
MMR [Member]
Goodwill [Line Items]
Acquisitions	7,452
Undertone [Member]
Goodwill [Line Items]
Acquisitions	$ 119,448